Significant judgments, estimates and assumptions - Additional Information (Detail) £ in Millions, $ in Millions	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Apr. 23, 2019
Significant Accounting Judgments Estimates And Assumptions [Abstract]
Fair value of the contingent consideration liability	£ 0.4	$ 0.5
Potential payments under the CVR arrangement		$ 80.0
Percentage of voting equity interests acquired			100.00%